Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
The Company’s principal subsidiaries are as follows:

		2025	2024
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
XRM Vision Inc.	Quebec, Canada	100%	N/A
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Vitalyst, LLC	Delaware, USA	100%	100%
Datum Consulting Group, LLC	Indiana, USA	100%	100%
Alithya France SAS	France	100%	100%
DCG Team UK Limited	United Kingdom	100%	100%
Alithya Numérique Maroc SARLAU	Morocco	100%	100%
XRM Vision Maroc SARLAU	Morocco	100%	N/A
Datum Cybertech India Pvt Ltd.	India	100%	100%

TRANSLATION OF FOREIGN CURRENCIES

Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2025				March 31, 2024
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,572	7,359	5,982	14,913	1,725	6,792	8,081	16,598
Additions	59	1,143	—	1,202	174	550	22	746
Additions through business acquisitions (note 4)	19	41	—	60	—	—	—	—
Disposals / retirements	—	—	—	—	(325)	—	(2,125)	(2,450)
Foreign currency translation adjustment	96	314	56	466	(2)	17	4	19
Ending cost	1,746	8,857	6,038	16,641	1,572	7,359	5,982	14,913
Opening accumulated depreciation	1,035	5,717	3,571	10,323	651	3,829	3,394	7,874
Depreciation expense	170	993	850	2,013	448	1,884	1,006	3,338
Impairment	—	—	—	—	260	—	1,296	1,556
Disposals / retirements	—	—	—	—	(325)	—	(2,125)	(2,450)
Foreign currency translation adjustment	79	237	29	345	1	4	—	5
Ending accumulated depreciation	1,284	6,947	4,450	12,681	1,035	5,717	3,571	10,323
Net carrying amount	462	1,910	1,588	3,960	537	1,642	2,411	4,590

Summary of Amortization Method of Intangible Assets	The Company amortizes its intangible assets using the straight-line method as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2025					March 31, 2024
	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total	Customer relationships		Software		Tradenames (a)		Non-compete agreements		Total
	$	$	$	$	$	$		$		$		$		$
Opening cost	163,297	15,866	2,844	7,738	189,745	163,208		15,812		2,841		7,733		189,594
Additions, purchased	—	116	—	—	116	—		41		—		—		41
Additions through business acquisition (note 4)	7,800	300	—	1,600	9,700	—		—		—		—		—
Additions, internally generated	—	123	—	—	123	—		—		—		—		—
Disposals / retirements	(424)	(338)	—	(810)	(1,572)	—		—		—		—		—
Foreign currency translation adjustment	4,819	766	176	278	6,039	89		13		3		5		110
Ending cost	175,492	16,833	3,020	8,806	204,151	163,297	—	15,866	—	2,844	—	7,738	—	189,745
Opening accumulated amortization	91,530	10,578	—	6,364	108,472	74,135		6,279		—		4,845		85,259
Amortization	13,321	4,361	—	1,244	18,926	17,304		4,279		—		1,512		23,095
Disposals / retirements	(424)	(338)	—	(810)	(1,572)	—		—		—		—		—
Foreign currency translation adjustment	3,014	605	—	256	3,875	91		20		—		7		118
Ending accumulated amortization	107,441	15,206	—	7,054	129,701	91,530		10,578		—		6,364		108,472
Net carrying amount	68,051	1,627	3,020	1,752	74,450	71,767		5,288		2,844		1,374		81,273

(a) Tradenames are allocated to the Industry Solutions CGU for the purpose of impairment testing.